Other Gains (Losses)	12 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Other Gains (Losses)	Other Gains (Losses)

		Years ended March 31,
	Note	2025	2024
		$	$
Unrealized gain on derivative asset		108	2,540
Unrealized gain (loss) on derivative liabilities	15(e)	(496)	9,158
Realized gain on marketable securities		679	—
Insurance premium refund		2,467	—
Gain on disposal of assets held for sale and property, plant and equipment	7, 8(a)	498	1,158
Fair value adjustment gain (loss) on contingent consideration		(7,452)	9,760
Government grant income		—	12,547
Provisions		5,027	1,501
Realized loss on repurchase of convertible debt		—	(9,244)
Legal settlement and contract termination fees		8	(1,724)
Other		765	1,567
Total other gains (losses)		1,604	27,263